Share-based compensation - Schedule of share-based payment arrangement expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based payment arrangements
Share-based compensation	$ 35,736	$ 25,696
Equity-classified awards:
Share-based payment arrangements
Share-based compensation	30,707	25,696
Stock options
Share-based payment arrangements
Share-based compensation	8,268	9,374
Performance stock units
Share-based payment arrangements
Share-based compensation	10,660	1,705
Restricted stock units
Share-based payment arrangements
Share-based compensation	11,779	14,617
Liability settled awards
Share-based payment arrangements
Share-based compensation	5,029	0
Virtual share option awards
Share-based payment arrangements
Share-based compensation	$ 5,029	$ 0